Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Arrow Investments Trust
Entity Central Index Key	0001527428
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000180528
Shareholder Report [Line Items]
Fund Name	Arrow Reserve Capital Management ETF
Trading Symbol	ARCM
Security Exchange Name	CboeBZX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Reserve Capital Management ETF	$25	0.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Material Change Date	Jul. 31, 2024
AssetsNet	$ 46,074,839
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 27,246
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,074,839 Number of Portfolio Holdings79 Advisory Fee (net of waivers)$27,246 Portfolio Turnover47%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	64.6%
Municipal Bonds	1.1%
U.S. Government & Agencies	34.3%